Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstarct]
Income Taxes

Note 22 — Income Taxes:

The Company’s net income in Israel is subject to corporate tax at a rate of 23%.

A company is liable to tax on capital gains at the rate of corporation tax beginning in the year of sale.

According to law, the limitation period for self-assessments is 4 years from the end of the tax year in which the assessment was submitted.

The U.S. subsidiary is liable to federal tax at a rate of 21% in addition to the state tax and local city tax.

The income of the subsidiary incorporated in Singapore is subject to corporate tax at a rate of 17%.

The subsidiary incorporated in Australia is subject to corporate tax at a rate of 27.5%.

Deferred Taxes

The Company did not recognize deferred tax assets in respect of losses available for carry forward purposes of $107,368 thousand because their utilization in the foreseeable future is not probable and the lack of deferred tax liability balances against which it was permitted to create such an asset.

Theoretical Tax

The reconciliation between the tax expense, assuming that all the income, expenses, gains and losses in profit or loss were taxed at the statutory tax rate and the taxes on income recorded in profit or loss is as follows:

	Year Ended December 31,
	2021	2020
	U.S dollars in thousands
Loss before tax	18,769	14,308
Statutory tax rate	23%	23%
Theoretical tax	(4,317)	(3,291)
Adjustments:
Deferred taxes not recognized on losses	4,317	3,291
Actual tax	—	—